TriplePoint Success Fee - Additional Information (Details) - TriplePoint Capital LLC $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) SFr / shares	Dec. 31, 2020 USD ($)
Triple Point Success Fee [Line Items]
Transaction strike price | (per share)		$ 3.65	SFr 3.65
Percentage of committed loan facility		6.50%
Committed loan facility amount		$ 10.0	SFr 10.0
Committed loan facility conversion rate		1.16	1.16
Gain (loss) on finance income (expenses)	$ 0.4	$ 1.4		$ 0.5
Reduction of success fee	0.4
Success fee	$ 2.5			$ 2.9